Notes to Profit or Loss - Summary of General and Administrative Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of general and administrative expense [Line items]
General and administrative expenses	€ 36,664,666	€ 21,927,731	€ 15,717,578
Personnel expenses [member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses	23,382,000	15,016,000	11,797,000
Consumable supplies [member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses	389,000	15,000	33,000
Other operating expenses [member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses	1,875,000	1,012,000	714,000
Amortization of intangible assets [member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses	39,000	97,000	112,000
External services [member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses	9,241,000	4,475,000	2,224,000
Depreciation and other costs for infrastructure [member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses	€ 1,739,000	€ 1,313,000	€ 838,000